Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Net operating loss carryforward	$ 959,537
Inventory reserve	90,128	6,380
Allowance for doubtful accounts	114,377
Valuation allowance on net operating loss	(890,517)
Total	$ 273,525	$ 6,380